Royalty, Stream and Working Interests - Disposal of Royalty Interest (Details) $ in Millions, $ in Millions	Mar. 30, 2024 USD ($)	Jan. 19, 2024 USD ($)	Mar. 30, 2024 AUD ($)
Acquisitions
Sale of net smelter royalty		$ 4.7
Fortuna Silver Mines
Acquisitions
Option to buy back of NSR (as a percent)	0.60%		0.60%
Percentage of NSR	1.20%
Consideration paid for options to buy-back royalty	$ 6.5		$ 10